OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Oct. 31, 2021
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets consisted

At October 31, 2021 and 2020, other non- current assets consisted of the following:

	October 31, 2021	October 31, 2020
Prepaid professional fees (1)	$129,347	$—
Security deposit	58,934	7,419
	$188,281	$7,419

(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.